Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of reconciliation of profit or loss

	2025	2024	2023
	Basic and diluted	Basic and diluted	Basic and diluted

Loss for the year attributed to Company's shareholders	(9,880)	(11,320)	(4,579)

Reconciliation of income available for distribution, by class (numerator):
Common shares	(5,598)	(6,413)	(2,595)
Preferred shares class "A"	(4,276)	(4,900)	(1,981)
Preferred shares class "B"	(6)	(7)	(3)
	(9,880)	(11,320)	(4,579)

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	345,060,365	345,060,365	344,796,036
Preferred shares class "B"	478,790	478,790	478,790
	797,207,807	797,207,807	796,943,478

Loss per share (in R$)
Common shares	(12.3926)	(14.1998)	(5.7458)
Preferred shares class "A"	(12.3926)	(14.1998)	(5.7458)
Preferred shares class "B"	(12.3926)	(14.1998)	(5.7458)